SA BlackRock Advantage International Portfolio Performance Management - SA BlackRock Advantage International Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net) (a broad-based securities market index), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. The Portfolio’s returns prior to April 30, 2026, as reflected in the bar chart and table, are the returns of the Portfolio when it followed different investment strategies under the name “SA Morgan Stanley International Equities Portfolio.“ Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.BlackRock Investment Management, LLC (“BlackRock”) assumed subadvisory duties of the Portfolio on April 30, 2026. Prior to April 30, 2026, Morgan Stanley Investment Management Inc. subadvised the Portfolio, and Morgan Stanley Investment Management Limited served as sub-subadviser.
Performance Past Does Not Indicate Future [Text]	 Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net) (a broad-based securities market index), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. The Portfolio’s returns prior to April 30, 2026, as reflected in the bar chart and table, are the returns of the Portfolio when it followed different investment strategies under the name “SA Morgan Stanley International Equities Portfolio.“
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	(Class 1 Shares)
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:December 31, 202218.44%Lowest Quarterly Return:March 31, 2020-19.96%Year to Date Most Recent Quarter:March 31, 2026-3.30%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Class 1
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	(3.30%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	18.44%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(19.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020